BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Potentially dilutive securities			1,411,303,018	1,512,695,410
Warrant [Member]
Potentially dilutive securities	1,481,678,643	10,000,000		10,000,000
Class B Preferred Stock [Member]
Potentially dilutive securities	0	806,557
Class C Preferred Stock
Potentially dilutive securities	4,903,394	747,540
Convertible Notes
Potentially dilutive securities	12,703,579	20,000	20,000	20,000
Class A Preferred Stock
Potentially dilutive securities	1,402,715,425	1,413,457,125
Class D Preferred Stock
Potentially dilutive securities	32,569,191	1,395,349
Class E Preferred Stock
Potentially dilutive securities	24,657,963	0
Series D Preferred Stock
Potentially dilutive securities			1,395,349
Series C Preferred Stock
Potentially dilutive securities			747,540
Series B Preferred Stock
Potentially dilutive securities			314,754	2,675,410
Series A Preferred Stock
Potentially dilutive securities			1,408,825,375	1,500,000,000